Borrowings	12 Months Ended
Jun. 30, 2025
Borrowings
Borrowings
25	Borrowings

	2025	2024
	£’000	£’000
Senior secured notes	308,914	334,538
Secured term loan facility	162,941	176,509
Revolving facilities	160,000	30,000
Accrued interest on senior secured notes and revolving facilities	5,119	5,574
	636,974	546,621
Less: non-current portion
Senior secured notes	308,914	334,538
Secured term loan facility	162,941	176,509
Non-current borrowings	471,855	511,047
Current borrowings	165,119	35,574

(i)	Secured borrowings and assets pledged as security

The senior secured notes of £308,914,000 (2024: £334,538,000) is stated net of unamortized issue costs amounting to £1,098,000 (2024: £1,615,000). The outstanding principal amount of the senior secured notes is $425,000,000 (2024: $425,000,000). The senior secured notes have a fixed coupon rate of 3.79% per annum and interest is paid semi-annually. The senior secured notes mature on 25 June 2027. The carrying value of the Group’s senior secured notes is considered to be a reasonable approximation of their fair value.

The Group has the option to redeem the senior secured notes in part, in an amount not less than 5% of the aggregate principal amount of the senior secured notes then outstanding, or in full, at any time at 100% of the principal amount plus a “make-whole” premium of an amount equal to the discounted value (based on the US Treasury rate) of the remaining interest payments due on the senior secured notes up to 25 June 2027.

The senior secured notes were issued by our wholly-owned subsidiary, Manchester United Football Club Limited, and are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited and MU Finance Limited and are secured against substantially all of the assets of those entities and Manchester United Football Club Limited. These entities are all wholly-owned subsidiaries of Manchester United plc.

The secured term loan facility of £162,941,000 (2024: £176,509,000) is stated net of unamortized issue costs amounting to £1,186,000 (2024: £1,456,000). The outstanding principal amount of the secured term loan facility is $225,000,000 (2024: $225,000,000). The secured term loan facility attracts interest of the SOFR plus an applicable margin of between 1.25% and 1.75% per annum and interest is paid monthly. The remaining balance of the secured term loan facility is repayable on 26 August 2029, although the Group has the option to repay the secured term loan facility at any time before then.

The secured term loan facility was provided to our wholly-owned subsidiary, Manchester United Football Club Limited, and is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and is secured against substantially all of the assets of each of those entities. These entities are all wholly-owned subsidiaries of Manchester United plc. As of 30 June 2025, the Group also had £160,000,000 (2024: £30,000,000) in outstanding loans and £140,000,000 (2024: £270,000,000) in borrowing capacity under our revolving facilities. Subsequent to the year-end, our revolving facilities were amended by consolidating all funds into a single syndicate. The new facility expires on 31 December 2029, compared to 25 June 2027 under our previous facilities, with total available funds of £350,000,000, compared to £300,000,000 under our previous facilities.

25Borrowings (continued)

(i)Secured borrowings and assets pledged as security (continued)

The revolving facility is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and secured against substantially all of the assets of those entities. These entities are wholly-owned subsidiaries of Manchester United plc.

The Group’s revolving facility, the secured term loan facility and the note purchase agreement governing the senior secured notes each contain certain covenants, including a financial maintenance covenant that requires the Group to maintain a consolidated profit/loss for the period before depreciation, amortization of, and profit on disposal of, registrations, exceptional items, net finance costs and tax (“Consolidated Adjusted EBITDA”) of not less than £65 million for each 12 month testing period, as well as customary covenants, including (but not limited to) restrictions on incurring additional indebtedness; paying dividends or making other distributions, repurchasing or redeeming our capital stock or making other restricted payments; selling assets, including capital stock of restricted subsidiaries; entering into agreements that restrict distributions of restricted subsidiaries; consolidating, merging, selling or otherwise disposing of all or substantially all assets; entering into sale and leaseback transactions; entering into transactions with affiliates; and incurring liens.

(ii)Compliance with covenants

The Group has complied with all covenants under its revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes during the 2025 and 2024 reporting periods.